Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Post-origination services (in Yuan Renminbi) | ¥	¥ 6,000	¥ 6,260
Aggregate transaction price percentage		100.00%	100.00%
Recognized income tax, percentage	50.00%
Cooperation Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives			3 years
Trademarks [Member]
Summary of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets carrying value (in Dollars) | $
Minimum [Member] | Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives			1 year
Minimum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment			1 year
Minimum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment			3 years
Minimum [Member] | Office and other equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment			1 year
Maximum [Member] | Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives			5 years
Maximum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment			6 years
Maximum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment			8 years
Maximum [Member] | Office and other equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment			3 years